Acquisition of OceanFreight	12 Months Ended
Dec. 31, 2011
Acquisition of Ocean Freight (Abstract)
Acquisition of Ocean Freight

8. Acquisition of OceanFreight:

On July 26, 2011, DryShips and OceanFreight, entered into a definitive merger agreement for a subsidiary of DryShips to acquire the outstanding shares of OceanFreight for consideration per share of $19.85, consisting of $11.25 in cash and 0.52326 of a share of common stock of Ocean Rig UDW.

Simultaneously with the execution of the merger agreement described above, a subsidiary of the Company, entities controlled by Mr. Kandylidis and OceanFreight entered into a separate purchase agreement, pursuant to which the subsidiary of DryShips acquired 3,000,856, or approximately 50.5%, of the outstanding shares of OceanFreight common stock from entities controlled by Mr. Kandylidis, for the same consideration per share that the OceanFreight shareholders will receive in the merger. This transaction closed on August 24, 2011.

The acquisition of the majority voting common shares of OceanFreight was accounted for under the purchase method of accounting. The Company began consolidating OceanFreight from August 24, 2011 (the acquisition date of OceanFreight), as of which date the results of operations of OceanFreight are included in the accompanying consolidated statement of operations for the year ended December 31, 2011. The preliminary purchase price allocation is as follows:

Assets:
Current assets	$12353
Vessels	187000
Vessels under construction	31822
Above-market acquired time charters	47320
Other Non Current assets	7589
Total assets acquired	286084

Liabilities:
Current liabilities, excluding current portion of long-term bank debt and current portion of financial instruments	23774
Bank debt, including current portion of $26,524	137711
Financial Instruments, including current portion of $5,990	9017
Non controlling interest	57257
Total liabilities	227,759

Net assets acquired	$58325

Cash consideration	33,760
Consideration paid in OCR’ shares (1,570,226 shares exchanged)*	24,565
Total consideration	58,325

  Closing price of Ocean Rig common shares as of August 24, 2011 used for the determination of the consideration paid.

The Company recorded a preliminary allocation of the purchase price to the assets acquired and liabilities assumed based on the fair values as of August 24, 2011. The Company is still assessing the economic characteristics of certain intangibles and customer relationships. The Company expects to substantially complete this assessment during the third quarter of 2012 and may adjust the amounts recorded as of December 31, 2011 to reflect any revised evaluations.

The carrying amounts of vessels and vessels under construction of $300,540 and $94,922, respectively were reduced by fair value adjustments of $113,540 and $63,100, respectively as of the acquisition date. In connection with the acquisition, the Company acquired charter out contracts for the future time-chartered services of OceanFreight, some of which extend from January 2012 to December 2019. These contracts include fixed day rates that are above day rates available as of the acquisition date. After determining the aggregate fair values of these time-chartered contracts as of the acquisition date, the Company recorded the respective contract fair values on the consolidated balance sheet as non-current assets under “Above market acquired time charters”. These will be amortized into revenues using the straight-line method over the respective contract periods (1 to 8 years based on the respective contracts). The amount amortized as of December 31, 2011 amounted to $7,218.

	Amount Acquired	Amortization as of December 31, 2011	2012	2013	2014	2015	thereafter
Above-market acquired time charters	$47,320	$7,218	$17,012	$11,928	$7,957	$1,299	$1,906

All above fair values were based upon available market data using management estimates and assumptions. The preliminary purchase price allocation was prepared by the Company, assisted by a third party expert, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations of fleet and newbuildings acquired, performed on a charter free basis.

On November 3, 2011, the merger was completed, upon the approval by shareholders of OceanFreight at a special meeting of shareholders held on November 3, 2011. Following the completion of the merger, OceanFreight is a wholly-owned subsidiary of DryShips. Under the terms of the merger agreement, OceanFreight shareholders received $11.25 in cash and 0.52326 of a share of Ocean Rig UDW's common stock per share of OceanFreight common stock previously owned. The Company transferred $66,895 in cash and $48,687 in the form of shares of OceanRig UDW's common stock as the total consideration for the acquisition of OceanFreight.

The following pro forma consolidated financial information reflects the results of operations for the year ended December 31, 2010 and 2011, as if the acquisition of OceanFreight had occurred at the beginning of fiscal 2010 and after giving effect to purchase accounting adjustments and to the accounting changes described above, which are mainly related to vessels' depreciation and above-market time charters amortization. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of the beginning of fiscal 2010. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations.

	2010	2011
Pro forma revenues	947,846	$1,107,854
Pro forma operating income	318,873	173,188
Pro forma net income/ (loss)	121,120	-58,255
Pro forma per share amounts:
Basic net income/ (loss) per share	0.39	-0.24

The amounts of revenues and losses following the acquisition of OceanFreight on August 24, 2011 included in the consolidated statement of operations for the year ended December 31, 2011 were $11,801 and $59, respectively.